Property, Plant and Equipment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 8,473	₩ 16,451
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost	3.37%	2.29%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost	3.54%	3.50%